Leases - Schedule of Right of Use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended	30 Months Ended
	Jun. 30, 2025	Jul. 12, 2026	Jul. 11, 2025
Schedule of Right of Use Assets and Lease Liabilities [Line Items]
Right-of-use assets, Beginning balance	$ 164		$ 142
Lease liabilities, Beginning balance	196		170
Right-of-use assets, Inception of new lease			66
Lease liabilities, Inception of new lease			66
Right-of-use assets, Depreciation expense	(10)	$ (17)	(20)
Lease liabilities, Depreciation expense
Right-of-use assets, Interest expense
Lease liabilities, Interest expense	6	13	13
Right-of-use assets, Payment
Lease liabilities, Payment	(6)	(28)	(29)
Right-of-use assets, Exchange adjustments	(3)	(5)	(2)
Lease liabilities, Exchange adjustments	4	(5)	(4)
Right-of-use assets, Ending balance	157	164	186
Lease liabilities, Ending balance	$ 200	$ 196	$ 216